Financial Instruments (Tables)	12 Months Ended
Sep. 27, 2013
Financial Instruments, Owned, at Fair Value [Abstract]
Cost and fair market value of investments by type of security and balance sheet classification
        As of September 27, 2013 ($ in millions):

			Fair Value			Consolidated Balance Sheet Classification
Type of Security	Cost Basis	Gross Unrealized Gain	Level 1	Level 2	Total	Prepaids and Other Current Assets	Other Assets
Corporate debt securities	$34	$—	$—	$34	$34	$11	$23
U.S. Government debt securities	209	—	171	38	209	89	120
	$243	$—	$171	$72	$243	$100	$143
        As of September 28, 2012 ($ in millions):

			Fair Value			Consolidated Balance Sheet Classification
Type of Security	Cost Basis	Gross Unrealized Gain	Level 1	Level 2	Total	Prepaids and Other Current Assets	Other Assets
Corporate debt securities	$33	$1	$—	$34	$34	$7	$27
U.S. Government debt securities	167	2	86	83	169	63	106
	$200	$3	$86	$117	$203	$70	$133

Schedule of debt securities by maturity date
The maturities of the Company's investments in debt securities as of September 27, 2013 are as follows ($ in millions):

	Cost Basis	Fair Value
Due in one year or less	$100	$100
Due after one year through five years	143	143
Total	$243	$243